Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4.Transactions with Related Parties

(a)Paragon Shipping Inc.: Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011, which were reimbursed to Paragon, along with other minor operating expenses relating to the sale of Box Voyager, Box Trader and CMA CGM Kingfish to the Company. All amounts due to Paragon were fully repaid in July 2012. As of December 31, 2013 and 2014, Paragon had 13.6% and 11.0% interest in Box Ships Inc., respectively. In addition, in 2011, Paragon granted the Company an unsecured loan, which was fully repaid in 2013. Interest charged on the loan during 2012 and 2013 amounted to $675,856 and $439,326, respectively. In March 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping. In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party.

(b)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The term of the lease, which commenced in June 2011, was 1 year, and has been renewed annually. Rent expense under this lease for the years ended December 31, 2012, 2013 and 2014 amounted to $12,577, $21,268 and $24,924, respectively, and is included in General and administrative expenses – related party in the accompanying statements of comprehensive income. The remaining rental commitment, as of December 31, 2014, amounts to approximately $9,440.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least three months' advance notice, or 30 days advance written notice, effective from January 2, 2015 (Note 19), of termination is given by either party. In addition, the management agreements may be terminated by either party for cause, as set forth in the management agreements, on at least 30 days advance written notice. Until January 2, 2015, the management agreements provided for the following:

(i) Charter Hire Commissions – The Company paid Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commissions”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, was payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee, adjusted annually on June 1 in accordance with the official Eurozone inflation rate, of €634.88, €643.77 and €646.99 per vessel per day, (or $771, $782 and $786 per vessel, per day, respectively, using an exchange rate of $1.2148:€1.00, the $/€ exchange rate as of December 31, 2014, according to Bloomberg) was payable by the Company to Allseas.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 was payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day (or $607 per day using an exchange rate of $1.2148:€1.00, the $/€ exchange rate as of December 31, 2014, according to Bloomberg) was payable to Allseas for each day in excess of 5 days per calendar year for which a superintendent performed on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for the Company’s operating expenses is included in Due from related parties.

B. Administrative Services Agreement: The Company entered into an administrative services agreement with Allseas on April 19, 2011. The agreement shall continue for as long as Allseas remains in the premises of 15 Karamanli Ave. in Voula, Greece as tenant, or under any other capacity. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas was entitled to an executive services fee of $1,800,000 per annum for 2012. Effective from January 1, 2013, the executive services fee was increased to $2,200,000 per annum, payable in twelve monthly installments. The executive services fee shall be reviewed annually or occasionally by the Company’s board of directors. For the years ended December 31, 2012, 2013 and 2014, the Company’s board of directors granted an incentive compensation to Allseas for executive services amounting to $792,660, $813,000 and $739,560, respectively.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. The agreement had an initial term of one year and automatically renews for successive one-year term unless terminated earlier. On September 30, 2014, the agreement was renewed with retrospective effect for a period of one year commencing on September 12, 2014. In connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee amounted to €250,000 per annum (or $303,700 per annum using an exchange rate of $1.2148:€1.00, the $/€ exchange rate as of December 31, 2014, according to Bloomberg), payable quarterly in arrears. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, payable quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be reviewed annually by the Company’s board of directors.

E. Compensation Agreement: On September 12, 2012, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet without cause (including the termination by Allseas of the management agreements for cause), it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,644,400 using an exchange rate of $1.2148:€1.00, the $/€ exchange rate as of December 31, 2014, according to Bloomberg).

The following amounts charged by Allseas are included in the consolidated statements of comprehensive income:

	2012	2013	2014
A(i) - Charter hire commissions	$866,568	$931,611	$685,148
A(iii) - Management fees	$2,370,144	$2,782,926	$2,829,632
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$324,052	$943,977	$972,852
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$75,493	$41,094	$95,342
B – Administrative fees (included in General and administrative expenses – related party)	$35,034	$36,181	$35,520
C – Executive services fees (included in General and administrative expenses – related party)	$2,592,660	$3,013,000	$2,939,560
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$199,594	$602,662	$596,350

In addition to the above, during 2012, vessel commissions, pre-delivery services and superintendent fees incurred which were capitalized and included in the cost of the vessels amounted to $670,988. No such expenses were incurred in 2013 and 2014.

As of December 31, 2013 and 2014, the amounts due from Allseas were $3,024,992 and $3,427,398, respectively.

(d)Crewcare Inc.:

A.      Manning Agency Agreements: Each ship-owning company, with the exception of Triton Shipping Limited and Rosetta Navigation Corp. Limited, has a manning agency agreement with Crewcare Inc. ("Crewcare"), a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and $120 per seaman one-time recruitment fee. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the years ended December 31, 2012, 2013 and 2014, amounted to $188,527, $192,971 and $196,321, respectively, and are included in Vessels operating expenses – related party. As of December 31, 2013 and 2014, the amounts due to Crewcare Inc. were $40,266 and $42,489, respectively, and are included in Due to related parties in the accompanying consolidated balance sheets.

B. Cadetship Program Agreement: On October 5, 2013, each ship-owning company, with the exception of Triton Shipping Limited and Rosetta Navigation Corp. Limited, entered into a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, is responsible for recruiting and training cadets to be assigned to the vessels. These services are being provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for his one year training. The agreement has an initial term of one year with the option to renew for one more year by mutual agreement, unless, at least thirty days advance notice of termination is given by either party. The expenses incurred for the years ended December 31, 2013 and 2014, amounted to $15,000 and $165,000, and are included in Vessels operating expenses – related party.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and were refunded by Proplous in 2014.